GOODWILL AND INTANGIBLE ASSETS (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
GOODWILL AND INTANGIBLE ASSETS [Abstract]
Intangible asset amortization expense	$ 168.7	$ 105.4
Goodwill impairment loss	7.5
Impairment Of Trade Names	$ 14.0